Taxes - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Schedule of Movement of the Valuation Allowance [Abstract]
Beginning balance	$ 56,911
Current year addition		58,230
Current year reversal	(11,560)
Exchange difference	4,558	(1,319)
Ending balance	$ 49,909	$ 56,911